Stock Based Compensation (Details 1) - $ / shares	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Number of Shares
Outstanding at end of year	4,366,191
Exercisable	3,699,523
Weighted average exercise price
Outstanding at end of year	$ 0.20
Exercisable	$ 0.22
Stock Option [Member]
Number of Shares
Outstanding at begining of year	10,083,100	15,435,970
Granted	1,025,628	7,171,241
Exercised		(2,482,163)
Forfeited	(6,742,537)	(10,041,948)
Outstanding at end of year	4,366,191	10,083,100
Exercisable	3,699,523	2,731,297
Weighted average exercise price
Outstanding at beginning of year	$ 0.16	$ 0.22
Granted	$ 0.09	0.12
Exercised		0.14
Forfeited	$ 0.13	0.22
Outstanding at end of year	0.2	0.16
Exercisable	$ 0.22	$ 0.24